Short-Term and Long-Term Loans (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Debt	Short-term and long-term loans consisted of the following:

	As of December 31,
	2012	2013
	US$	US$

Short-term loans	270,670	90,000

Long-term loans	80,750	180,750